DEFERRED INCOME TAXES - Schedule of Deferred Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Pre tax income	$ 2,303,646	$ 2,155,241	$ 2,247,957
Temporary differences	281,431	(151,620)	(442,229)
Income tax	1,088,192	294,992	0
British Virgin Islands [Member]
Operating Loss Carryforwards [Line Items]
Tax at federal rate	0	0	0
Ghana [Member]
Operating Loss Carryforwards [Line Items]
Tax at federal rate	$ 806,761	$ 446,612	$ 442,229